May 01, 2020

EQ ADVISORS TRUSTSM

EQ/International Equity Index Portfolio

EQ/International Value Managed Volatility Portfolio

SUPPLEMENT DATED SEPTEMBER 25, 2020 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information about changes to the investment strategy for the EQ/International Equity Index Portfolio and the Index Allocated Portion of EQ/International Value Managed Volatility Portfolio.

Effective September 25, 2020, the Summary Prospectus entitled “EQ/International Equity Index Portfolio — Class IA and IB Shares” and the Prospectus for the Class IA, IB and K Shares are amended by deleting the second paragraph in the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” in its entirety and replacing it with the following information:

The Portfolio uses a strategy that is commonly referred to as an indexing strategy. With respect to investments in companies represented in the FTSE 100 Index, DJ EuroSTOXX 50 Index, and S&P/ASX 200 Index, the Sub-Adviser generally uses a replication technique, although a sampling approach may be used in certain circumstances. With respect to investments in companies represented in the TOPIX Index, the Sub-Adviser selects investments using a stratified sampling construction process in which the Sub-Adviser selects a sub-set of the companies represented in the index based on the Sub-Adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yields.

Effective September 25, 2020, the Summary Prospectus entitled “EQ/International Value Managed Volatility Portfolio — Class IA and IB Shares” and the Prospectus for the Class IA, IB and K Shares are amended by deleting the fifth paragraph in the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” in its entirety and replacing it with the following information:

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of a composite index comprised of 40% DJ EuroSTOXX 50 Index (“EuroSTOXX 50”), 25% FTSE 100 Index (“FTSE 100”), 25% TOPIX Index (“TOPIX”), and 10% S&P/ASX 200 Index (“S&P/ASX 200”), including reinvestment of dividends, at a risk level consistent with that of the composite index. Actual allocations may vary by up to 3%. This strategy is commonly referred to as an indexing strategy. With respect to investments in companies represented in the EuroSTOXX 50, FTSE 100, and S&P/ASX 200, the Sub-Adviser generally uses a replication technique, although a sampling approach may be used in certain circumstances. With respect to investments in companies represented in the TOPIX, the Sub-Adviser selects investments using a sampling approach. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the indexes without buying the underlying securities comprising the index.